Fair value disclosures (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	$ 171	$ 208	$ 108
Level 2
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	171	208	108
Financial Products | Level 3 | Securitized Retained Interests
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Unrealized losses on securitized retained interests recognized in earnings, assets still held at period end		28	23
Financial Products | Level 3 | Guarantees
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Unrealized losses on guarantees recognized in earnings, liabilities still held at period end			8
Level 3 | Securitized Retained Interests
Fair Value, Assets Measured on Recurring Basis Unobservable Input Reconciliation
Balance	102	52	49
Adjustment to adopt accounting for variable-interest entities	(102)
Gains or losses included in earnings (realized and unrealized)		(31)	(21)
Changes in Accumulated other comprehensive income (loss)		6	(13)
Purchases, issuances and settlements		75	37
Balance		102	52
Level 3 | Guarantees
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Balance	17	14	12
Valuation adjustment	(6)
Issuance of guarantees	7
Expiration of guarantees	(8)
Gains or losses included in earnings (realized and unrealized).			7
Purchases, issuances and settlements		3	(5)
Balance	$ 10	$ 17	$ 14